Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2022
Entity Registrant Name	dei_EntityRegistrantName	EXCHANGE TRADED CONCEPTS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001452937
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 28, 2022
Document Effective Date	dei_DocumentEffectiveDate	Dec. 28, 2022
Prospectus Date	rr_ProspectusDate	Jan. 01, 2023
EMQQ The Emerging Markets Internet & Ecommerce ETF | EMQQ The Emerging Markets Internet & Ecommerce ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EMQQ
FMQQ The Next Frontier Internet & Ecommerce ETF | FMQQ The Next Frontier Internet & Ecommerce ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FMQQ
India Internet & Ecommerce ETF | India Internet & Ecommerce ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	INQQ
Fount Subscription Economy ETF | Fount Subscription Economy ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SUBS
Fount Metaverse ETF | Fount Metaverse ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTVR
Vesper U.S. Large Cap Short-Term Reversal Strategy ETF | Vesper U.S. Large Cap Short-Term Reversal Strategy ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UTRN